AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	REITS-APARTMENTS — 14.6%
45,590	Bluerock Residential Growth, Inc. - Class A - REIT	$580,816
13,039	Equity Residential - REIT	1,055,116
1,390	Essex Property Trust, Inc. - REIT	444,439
63,848	Independence Realty Trust, Inc. - REIT	1,299,307
4,495	Mid-America Apartment Communities, Inc. - REIT	839,441
		4,219,119
	REITS-DATA CENTER — 6.2%
2,250	Equinix, Inc. - REIT	1,777,793
	REITS-DIVERSIFIED — 3.5%
75,088	Armada Hoffler Properties, Inc. - REIT	1,003,927
	REITS-FREESTANDING — 3.3%
30,011	STORE Capital Corp. - REIT	961,252
	REITS-HEALTH CARE — 7.5%
60,131	Global Medical, Inc. - REIT	883,926
16,976	Healthpeak Properties, Inc. - REIT	568,356
49,511	Sabra Health Care, Inc. - REIT	728,802
		2,181,084
	REITS-INDUSTRIALS — 11.6%
1,249	Innovative Industrial Properties, Inc. - REIT	288,731
13,638	Prologis, Inc. - REIT	1,710,614
23,918	Rexford Industrial Realty, Inc. - REIT	1,357,347
		3,356,692
	REITS-INFRASTRUCTURE — 8.9%
8,004	American Tower Corp. - REIT	2,124,341
2,552	Crown Castle International Corp. - REIT	442,313
		2,566,654
	REITS-LODGING/RESORTS — 3.6%
17,124	Pebblebrook Hotel Trust - REIT	383,749
7,806	Ryman Hospitality Properties, Inc. - REIT*	653,362
		1,037,111
	REITS-MANUFACTURED HOMES — 4.5%
6,997	Sun Communities, Inc. - REIT	1,295,145
	REITS-OFFICE — 9.5%
5,451	Alexandria Real Estate Equities, Inc. - REIT	1,041,523
3,149	Boston Properties, Inc. - REIT	341,194
31,652	Hudson Pacific Properties, Inc. - REIT	831,498
7,688	SL Green Realty Corp. - REIT	544,618
		2,758,833

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-REGIONAL MALLS — 3.9%
8,587	Simon Property Group, Inc. - REIT	$1,116,052
	REITS-SELF STORAGE — 5.4%
9,321	Extra Space Storage, Inc. - REIT	1,565,835
	REITS-SHOPPING CENTERS — 7.8%
6,899	Federal Realty Investment Trust - REIT	814,013
9,095	Regency Centers Corp. - REIT	612,366
47,155	Retail Opportunity Investments Corp. - REIT	821,440
		2,247,819
	REITS-SINGLE FAMILY HOME — 3.8%
28,711	Invitation Homes, Inc. - REIT	1,100,493
	REITS-TIMBER — 2.3%
18,701	Weyerhaeuser Co. - REIT	665,195
	TOTAL COMMON STOCKS
	(Cost $19,570,623)	27,853,004
	SHORT-TERM INVESTMENTS — 3.3%
962,910	Federated Treasury Obligations Fund - Institutional Class, 0.01%[1]	962,910
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $962,910)	962,910
	TOTAL INVESTMENTS — 99.7%
	(Cost $20,533,533)	28,815,914
	Other Assets in Excess of Liabilities — 0.3%	74,305
	TOTAL NET ASSETS — 100.0%	$28,890,219

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.
*Non-income producing security.